Note 14 - Inventories, Net	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of inventories [text block]
14	Inventories, net

	Year ended December 31,
	2019	2018
Finished goods	968,329	1,025,999
Goods in process	612,888	709,497
Raw materials	221,954	256,816
Supplies	486,411	504,286
Goods in transit	194,015	237,539
	2,483,597	2,734,137
Allowance for obsolescence (see Note 23 (i))	(217,717)	(209,796)
	2,265,880	2,524,341